Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Details [Line Items]
Operating leases, rent expense	$ 153,000	$ 130,000
Corporate Office Space [Member]
Commitments And Contingencies Details [Line Items]
Area of real estate property (in square feet)	6,986
Operating leases, rent expense, minimum rentals	7,400
Lease expiration date	Dec. 31, 2016
Office Space in North Syracuse, New York [Member]
Commitments And Contingencies Details [Line Items]
Operating leases, rent expense, minimum rentals	2,100
Description of lessee leasing arrangements, operating leases	two-year lease, with a one-year extension
Lease expiration date	May 31, 2015
Office Space in Skokie, IL [Member]
Commitments And Contingencies Details [Line Items]
Area of real estate property (in square feet)	2,700
Operating leases, rent expense, minimum rentals	3,000
Lease expiration date	Apr. 30, 2018
Sales and Support in Minneapolis, MN [Member]
Commitments And Contingencies Details [Line Items]
Area of real estate property (in square feet)	500
Operating leases, rent expense, minimum rentals	400
Lease expiration date	Aug. 31, 2014
Employment Agreement [Member] | Chief Executive Officer [Member]
Commitments And Contingencies Details [Line Items]
Other commitment	466,874
Increase in base salary year over year, percentage	10.00%
Salaries, wages and officers' compensation	426,500
Other commitments, description	The employment agreement with Mr. Meller also provides for a severance payment to him of three hundred percent (300%), less $100,000 of his gross income for services rendered to the Company in each of the five prior calendar years should his employment be terminated following a change in control, as defined in the employment agreement.
Lease expiration date	Sep. 15, 2017
Employment Agreement [Member] | Chief Executive Officer [Member] | First Year Base Salary [Member]
Commitments And Contingencies Details [Line Items]
Other commitment	180,000
Employment Agreement [Member] | Chief Executive Officer [Member] | Monthly Travel Expense Allowance [Member]
Commitments And Contingencies Details [Line Items]
Other commitment	600
Employment Agreement [Member] | Chief Executive Officer [Member] | Monthly Auto Allowance [Member]
Commitments And Contingencies Details [Line Items]
Other commitment	$ 800